Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 873,281	¥ 853,937
Loans and others	35,059	33,827
Investment in Affiliates	¥ 908,340	¥ 887,764